Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
Note 3. Business Combination
As discussed in Note 1, on July 16, 2021, Legacy Hyzon consummated the transaction contemplated by the Business Combination. Immediately upon the completion of the Business Combination and the other transactions contemplated by the Business Combination, Legacy Hyzon became a direct, wholly owned subsidiary of DCRB. In connection with these transactions, DCRB changed its name to “Hyzon Motors Inc.”
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with no goodwill or other intangible assets recorded and the net assets of Legacy Hyzon consolidated with DCRB at historical cost. Under this method of accounting, DCRB is treated as the “acquired” company for financial reporting purposes. The reverse recapitalization is retrospectively adjusted in the consolidated statements of stockholders’ equity to reflect the Company’s equity structure for all periods presented.
As a result of the Business Combination, each share of common stock of Legacy Hyzon, par value $0.001 per share, was converted to 1.772 shares of Class A common stock
 (the “Exchange Ratio”),
par value $0.0001 per share of the Company, resulting in the issuance of approximately 173.4 million shares of Class A common stock. Additionally, the Company reserved for issuance approximately 21.7 million shares of Class A common stock in respect to outstanding options and RSUs issued in exchange for options, RSUs and warrants of the Company.

Immediately prior to the Business Combination, Legacy Hyzon issued to Hymas approximately
 4.1
million shares of Legacy Hyzon common stock without any consideration, which was converted to approximately
 7.2 million of Class A common stock.

DCRB

held subscription agreements with certain investors to issue and sell an aggregate of
35,500,000
shares of Class A common stock of DCRB for $
10.00
per share for an aggregate commitment of $
355,000,000
(the “PIPE Financing”). At the closing of the Business Combination, DCRB consummated the PIPE Financing, and those proceeds became part of the Company’s capital.
Pursuant
to
the terms of the Convertible Notes described in Note
9
, immediately prior to the Business Combination the outstanding principal of $45 million as well as the accrued interest on the Convertible Notes automatically converted into shares of the Company at a price per share equal to 90% of the price per share paid by the PIPE Financing investors, and upon the closing, converted into 5,022,052 shares of common stock of the post-combination company.
In accordance with an agreement executed
in
July 2020, Ascent Funds Management LLC (“Ascent”) was granted options to purchase shares of Legacy Hyzon common stock (the “Ascent Options”) at an exercise price of $2.73 per share. Immediately prior to the consummation of the Business Combination, the Ascent Options were automatically exercised in full on a cashless basis into approximately 3.9 million shares of Legacy Hyzon common stock, which converted into approximately 6.9 million shares of Class A common stock in connection with the Business Combination.
Immediately after giving effect to the Business Combination, PIPE Financing, Convertible Note conversion, and Ascent Options exercise described above, there were 246,994,209 shares of Class A common stock of the Company issued and outstanding.

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common Stock of DCRB	20,483,179
DCRB Founders	5,643,125

Total DCRB	26,126,304
Conversion of Ascent options (Post-Cashless Exercise)	6,871,667
Conversion of convertible notes	5,022,052
PIPE shares	35,500,000

Reverse recapitalization transaction	73,520,023
Legacy Hyzon Shares after conversion (1)	173,474,186
Total shares of Common Stock immediately after Business Combination	246,994,209

(1)
The number of Legacy Hyzon shares was determined from the 97,897,396 shares of Legacy Hyzon common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.772. All fractional shares were rounded down.

The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash – DCRB trust and cash, net of redemptions and liabilities recorded by DCRB of $13.5 million	$191,181
Cash – PIPE Financing, net of transaction costs of $14.2 million	340,797
Less: transaction costs allocated to equity	(19,042)

Effect of Business Combination, net of redemption and transaction costs	$512,936

The

Company
issued equity classified common shares and certain liability classified earnout shares. Transaction costs of $6.4 million attributable to the liability classified earnout shares were expensed. The rest was attributable to the equity classified common shares and recorded as a reduction to Additional paid-in capital in the Consolidated Balance Sheets.

The following table reconciles the
elements
of the Business Combination to the Consolidated Statements of Changes in Stockholders’ Equity for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash – DCRB trust and cash, net of redemptions and liabilities recorded by DCRB of $13.5 million	$191,181
Cash – PIPE Financing, net of transaction costs of $14.2 million	340,797
Conversion of convertible notes into common stock	50,198
Recognize earnout liability	(188,373)
Recognize Private Placement Warrants liability	(19,395)
Recapitalization of Legacy Hyzon common shares	83
Less: transaction costs allocated to equity	(19,857)

Effect of Business Combination, net of redemption and transaction costs	$354,634

Warrants
On October 22, 2020, DCRB consummated the Initial Public Offering of 22,572,502 units and each unit consists of one share of Class A common stock and one-half of one public warrants (the “Public Warrants”). Simultaneously with the closing of the Initial Public Offering, DCRB consummated the private sale of 6,514,500 warrants (the “Private Placement Warrants”), including 514,500 warrants as a result of the underwriters’ partial exercise of their over-allotment option on November 12, 2020, at a price of $1.00 per Private Placement Warrant in a private placement to Decarbonization Plus Acquisition Sponsor, LLC (the “Sponsor”), DCRB’s independent directors and an affiliate of DCRB’s chief executive officer. At the closing of the Business Combination, DCRB and the Sponsor entered into a note agreement, whereby the Sponsor agreed to loan DCRB an aggregate of $1,500,000 to cover working capital requirements. The note agreement converted at the Business Combination date into 1,500,000 additional Private Placement Warrants.
 Upon the closing of the Business Combination, Hyzon assumed these outstanding warrants. See Note 16, Shareholders’ Equity.
Earnout
Following the closing of the Business Combination, holders of the Company’s legacy common stock and outstanding equity awards (including warrant, stock option and RSU holders) were granted the right to receive up to an aggregate amount of 23,250,000 shares of Class A common stock that would vest in three tranches of (i) 9,000,000, (ii) 9,000,000 and (iii) 5,250,000 shares if the trading price of the common stock of the Company achieves $18, $20, and $35, respectively, as its last reported sales price per share for any 20 trading days within any 30 consecutive trading day period within five years following the closing date of the Business Combination, provided that in no event will the issuance of the 5,250,000 earnout shares occur prior to the one-year anniversary of the closing date. Upon forfeiture of underlying unvested equity awards prior to occurrence of targeted trading price noted above, the associated earnout shares shall be allocated pro-rata among the remaining eligible Company’s common stock and equity awards holders.
The Company recognized earnout shares to Legacy Hyzon’s common stockholders as a liability. The earnout liability was $103.8 million and $188.4 million as of December 31, 2021 and at the close of the Business Combination, respectively. The change in earnout liability was recorded within other income in the Consolidated Statements of Operations and Comprehensive Loss. The Company recognized the earnout shares to other equity holders as separate and incremental awards from other equity holders’ underlying stock-based compensation awards in accordance with ASC 718.
Certain

earnout awards accounted for under ASC 718 were vested at the time of grant, and therefore recognized immediately as compensation expense. Certain other earnout awards accounted for under ASC 718 contained performance and market-based vesting conditions, and as the performance conditions are not deemed probable at December 31, 2021, no compensation expense has been recorded related to these awards. Total compensation expense recorded for the year ended December 31, 2021 related to earnout awards was $
13.1
 million.